INCOME TAX - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (7,013)	$ (10,616)
Foreign	(743)	483
Loss before income taxes	$ (7,756)	$ (10,133)
Statutory tax rate in Israel	23.00%	23.00%
Theoretical tax benefit	$ (1,784)	$ (2,331)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,264	1,438
Changes in valuation allowance	0	0
Offset of Other non-current assets (accounted for as DTA element)	(79)	(56)
Changes in foreign currency exchange rate and other differences	481	788
Non-deductible expenses and other differences	(181)	166
Actual income tax expense (benefit)	$ (299)	$ 5